FAIR VALUE MEASUREMENT (Details) (USD $) In Millions	0 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2010
Total	$ 1,292	$ 1,480
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			5,066	4,289
Fair value of the interest rate swap agreements			3
Fair value derivatives assets	33	17	33	17
Fair value convertible senior debentures and derivatives liabilities			610	1,232
Fair value, option, credit risk, (gains) losses on assets			174	266
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Abstract
Carrying value at the beginning of the period			78	76
Amount realized			(54)	(9)
Net Change In Fair Value Of Level3 Assets
Fair Value Assets Measured On Recurring Basis Gain Loss Included In Other Income	18	7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income			0	4
Carrying value at the end of the period	42	78	42	78
Money markets [Member]
Cash And Cash Equivalents Fair Value Disclosure	129	389	129	389
Money markets [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	129	389	129	389
Money markets [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money markets [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Cash deposits and other [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,010	859	1,010	859
Cash deposits and other [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,010	859	1,010	859
Cash deposits and other [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Cash deposits and other [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction rate securities [Member]
Investments Fair Value Disclosure	41	77	41	77
Auction rate securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction rate securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction rate securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	41	77	41	77
Collateral debt obligations [Member]
Investments Fair Value Disclosure	6	10	6	10
Collateral debt obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	5	9	5	9
Collateral debt obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Collateral debt obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Equity securities [Member]
Investments Fair Value Disclosure	110	109	110	109
Equity securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	110	109	110	109
Equity securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured investment vehicles [Member]
Investments Fair Value Disclosure	102	82	102	82
Structured investment vehicles [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured investment vehicles [Member] | Level 2 [Member]
Investments Fair Value Disclosure	102	82	102	82
Structured investment vehicles [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other - mainly debt securities [Member]
Investments Fair Value Disclosure	8	23	8	23
Other - mainly debt securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	8	23	8	23
Other - mainly debt securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other - mainly debt securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Liability Derivatives [Member]
Derivatives-net	(17)	(16)	(17)	(16)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(17)	(16)	(17)	(16)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	(133)	(70)	(133)	(70)
Derivatives-net	3		3
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0		0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	(133)	(70)	(133)	(70)
Derivatives-net	3		3
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0		0
Asset Derivatives [Member]
Derivatives-net	33	17	33	17
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	33	17	33	17
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Level 1 [Member]
Total	1,262	1,389
Level 2 [Member]
Total	(12)	13
Level 3 [Member]
Total	$ 42	$ 78